UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/13

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- DREYFUS DIVERSIFIED INTERNATIONAL FUND

- DREYFUS EMERGING ASIA FUND

-DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

- DREYFUS GREATER CHINA FUND

- DREYFUS INDIA FUND

- DREYFUS SATELLITE ALPHA FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2013 (Unaudited)

Registered Investment Companies--99.8%	Shares		Value ($)
Dreyfus Emerging Markets Fund, Cl.
I	4,203,961	a	37,835,650
Dreyfus International Equity Fund,
Cl. I	3,787,616	a	122,756,622
Dreyfus International Value Fund,
Cl. I	4,155,716	a	48,538,761
Dreyfus/Newton International
Equity Fund, Cl. I	6,946,978	a	134,701,897
International Stock Fund, Cl. I	6,687,676	a	99,512,620
Total Investments (cost $351,867,894)	99.8%		443,345,550
Cash and Receivables (Net)	.2%		1,041,642
Net Assets	100.0%		444,387,192

a	Investment in affiliated mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $91,477,656 of which $94,869,907 related to appreciated investment securities and $3,392,251 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	99.8

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	443,345,550	-	-	443,345,550

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
July 31, 2013 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
China--24.8%
AAC Technologies Holdings	107,000		498,053
AviChina Industry & Technology, Cl. H	1,392,000		744,855
Baoxin Auto Group	420,500		309,048
China Medical System Holdings	672,500		606,981
China ZhengTong Auto Services Holdings	600,000	a	296,302
Chongqing Changan Automobile, Cl. B	412,000		466,419
Kingsoft	314,000		540,905
SPT Energy Group	790,000		469,583
Sunny Optical Technology Group	702,000		702,398
Tencent Holdings	17,000		771,133
Xinchen China Power Holdings	831,000		294,658
Xingda International Holdings	444,000		213,539
Youku Tudou, ADR	34,000	a	754,120
			6,667,994
Hong Kong--13.6%
AIA Group	210,000		995,087
BOC Hong Kong Holdings	187,000		587,118
China Resources Land	110,000		302,104
China State Construction International Holdings	354,000		564,165
China Taiping Insurance Holdings	192,600	a	267,707
Far East Horizon	675,000		439,521
Guangdong Investment	608,000		492,320
			3,648,022
India--12.9%
Glenmark Pharmaceuticals	56,800		538,621
Hinduja Ventures	148,126		829,486
Jain Irrigation Systems	900,000		745,251
Manappuram Finance	618,803		129,755
Reliance Communications	170,000		390,297
Tata Motors	65,000		310,542
Tulip Telecom	957,447	a	115,734
Yes Bank	76,651		408,436
			3,468,122
Indonesia--2.1%
Electronic City Indonesia	1,445,000		555,364
Malaysia--13.3%
Gamuda	480,000		704,316
Glomac	1,055,000		390,259
Mah Sing Group	1,020,000		767,201
Oldtown	358,300		307,051
Sapurakencana Petroleum	673,000	a	800,795
UEM Sunrise	730,000		603,083
			3,572,705
Philippines--7.7%
D&L Industries	1,700,000		272,047
LT Group	615,000		294,543
Metro Pacific Investments	2,466,000		306,618
Rizal Commercial Banking	606,320		748,302
Vista Land & Lifescapes	3,500,000		463,389
			2,084,899
Singapore--2.2%
Biosensors International Group	725,000		593,304

South Korea--6.6%
GSretail	14,040		421,790
Korea Electric Power	11,000	a	280,526
Samsung Electronics	492		560,571
SK Hynix	21,000	a	508,445
			1,771,332
Taiwan--5.4%
Asustek Computer	45,000		393,177
MediaTek	89,000		1,068,481
			1,461,658
Thailand--9.7%
Advanced Info Service	73,000		664,696
Amata, NVDR	740,000		399,553
Kasikornbank, NVDR	91,100		531,174
Krung Thai Bank, NVDR	450,000		254,473
Premier Marketing, NVDR	909,300		289,059
Pruksa Real Estate, NVDR	787,100		472,763
			2,611,718
Total Common Stocks
(cost $29,036,931)			26,435,118
	Number of
Participation Notes--1.0%	Participation Notes		Value ($)
India
Microsec Financial Services (5/5/14)
(cost $2,004,224)	800,000	[a]	279,360

Other Investment--1.3%	Shares		Value ($)
Registered Investment Company;
BTS Rail Mass Transit Growth Infrastructure Fund
(cost $437,130)	1,060,000	[a]	358,978
Total Investments (cost $31,478,284)	100.6%		27,073,456
Liabilities, Less Cash and Receivables	(.6%)		(167,199)
Net Assets	100.0%		26,906,257

ADR - American Depository Receipts
NVDR- Non-Voting Depository Receipts

a	Non-income producing security.

At July 31, 2013, net unrealized depreciation on investments was $4,404,828 of which $1,650,602 related to appreciated investment securities and $6,055,430 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	31.0
Information Technology	18.9
Consumer Discretionary	11.4
Industrial	12.9
Health Care	6.5
Consumer Staples	5.9
Energy	4.7
Telecommunication Services	4.3
Utilities	2.9
Mutual Fund: Foreign	1.3
Materials	.8
100.6

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Philippine Peso,
Expiring
8/1/2013 a	5,414,856	124,580	124,680	(100)

Counterparty:

a	Standard Chartered Bank

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	26,435,118	-	-	26,435,118
Mutual Funds	358,978	-	-	358,978
Participation Notes+	279,360	-	-	279,360
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(100)	-	(100)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
July 31, 2013 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Australia--7.1%
CFS Retail Property Trust Group	828,040		1,525,785
Charter Hall Retail REIT	474,010		1,644,611
Goodman Group	617,820		2,621,152
Mirvac Group	7,071,030		10,423,529
Stockland	632,880		2,036,539
Westfield Group	1,642,720		16,567,030
Westfield Retail Trust	3,485,650		9,430,583
			44,249,229
Brazil--.4%
BR Malls Participacoes	285,600		2,531,322
Canada--4.2%
Allied Properties Real Estate Investment Trust	66,770		2,041,260
Allied Properties Real Estate Investment Trust	27,280	a	833,991
Boardwalk Real Estate Investment Trust	61,960		3,475,937
Brookfield Office Properties	404,610		6,850,519
Calloway Real Estate Investment Trust	216,570		5,328,326
Canadian Apartment Properties REIT	108,330		2,250,766
Chartwell Retirement Residences	233,910		2,225,003
Chartwell Retirement Residences	6,040	a	57,454
Dundee Real Estate Investment Trust	111,050		3,334,419
			26,397,675
France--3.1%
ICADE	14,270		1,287,694
Unibail-Rodamco	74,351		18,017,021
			19,304,715
Germany--2.0%
Alstria Office REIT	414,490	b	4,852,480
Deutsche Wohnen	142,880		2,520,473
LEG Immobilien	43,740		2,199,569
TAG Immobilien	244,290		2,892,429
			12,464,951
Hong Kong--9.4%
China Overseas Land & Investment	1,494,000		4,305,392
Hongkong Land Holdings	985,511		6,671,909
Link REIT	1,350,500		6,608,319
Longfor Properties	2,303,000		3,521,788
New World Development	5,685,000		8,312,432
Shimao Property Holdings	1,336,500		2,815,825
Sun Hung Kai Properties	1,153,000		15,387,011
Wharf Holdings	1,292,200		11,121,557
			58,744,233
Japan--13.1%
GLP J-REIT	3,720		3,647,431
Industrial & Infrastructure Fund Investment	138		1,236,094
Japan Real Estate Investment	450		4,761,516
Japan Retail Fund Investment	2,595		5,115,259
Mitsubishi Estate	741,000		18,852,324
Mitsui Fudosan	740,000		22,394,240
Nippon Building Fund	944		10,287,489
Nippon Prologis REIT	134		1,163,313
Nomura Real Estate Master Fund	1,787		1,772,216
Sumitomo Realty & Development	314,000		13,164,845

			82,394,727
Norway--.4%
Norwegian Property	2,000,530		2,800,769
Singapore--4.5%
Ascendas Real Estate Investment Trust	2,191,000		3,965,299
CapitaLand	3,076,000		7,817,980
CapitaMalls Asia	2,703,000		4,243,211
Fortune Real Estate Investment Trust	2,881,000		2,578,026
Global Logistic Properties	2,646,000		5,913,082
Mapletree Greater China Commercial Trust	5,096,000		3,769,320
			28,286,918
Sweden--1.0%
Wihlborgs Fastigheter	392,810		6,448,251
Switzerland--1.1%
Mobimo Holding	3,484	b	730,720
PSP Swiss Property	67,660	b	5,962,151
			6,692,871
United Kingdom--5.6%
British Land	805,551		7,322,077
Capital & Counties Properties	1,508,680		8,282,994
Land Securities Group	601,019		8,676,763
Londonmetric Property	2,243,680		3,874,004
Safestore Holdings	685,990		1,400,991
Unite Group	883,510		5,245,820
			34,802,649
United States--46.8%
Alexandria Real Estate Equities	28,030		1,920,055
American Campus Communities	1,400		53,774
Ashford Hospitality Trust	137,955		1,609,935
AvalonBay Communities	90,050		12,187,367
Aviv REIT	91,631		2,281,612
Boston Properties	81,220		8,686,479
BRE Properties	74,600		3,958,276
Camden Property Trust	174,680		12,321,927
Cousins Properties	316,630		3,245,457
CubeSmart	213,320		3,455,784
CyrusOne	83,580		1,700,853
DDR	361,750		6,178,690
Digital Realty Trust	72,510		4,009,078
Duke Realty	445,050		7,329,974
Equity Residential	117,030		6,553,680
Essex Property Trust	50,340		8,119,339
Excel Trust	64,350		835,263
Federal Realty Investment Trust	24,450		2,575,319
First Industrial Realty Trust	122,955		2,011,544
General Growth Properties	301,390		6,250,829
HCP	176,380		7,737,791
Health Care REIT	118,180		7,621,428
Highwoods Properties	142,690		5,176,793
Host Hotels & Resorts	459,540		8,207,384
Hudson Pacific Properties	32,056		695,615
Kilroy Realty	87,360		4,572,422
Kimco Realty	362,760		8,180,238
LaSalle Hotel Properties	216,760		5,839,514
Liberty Property Trust	161,350		6,165,184
Macerich	157,620		9,780,321
Mid-America Apartment Communities	47,130		3,183,632
Prologis	484,200		18,573,912
Public Storage	79,200		12,610,224

Regency Centers	99,040		5,222,379
RLJ Lodging Trust	114,150		2,764,713
Simon Property Group	255,760		40,936,946
SL Green Realty	73,410		6,654,617
Sovran Self Storage	63,980		4,421,018
Spirit Realty Capital	392,731		3,585,634
Sunstone Hotel Investors	319,110	b	4,129,283
Tanger Factory Outlet Centers	282,050		9,146,882
UDR	177,480		4,444,099
Ventas	184,820		12,150,067
Vornado Realty Trust	79,560		6,747,484
			293,832,815
Total Common Stocks
(cost $581,477,243)			618,951,125

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,960,000)	7,960,000	[c]	7,960,000

Total Investments (cost $589,437,243)	100.0%		626,911,125
Cash and Receivables (Net)	.0%		48,386
Net Assets	100.0%		626,959,511

REIT-Real Estate Investment Trust

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities were valued at $891,445 or .1% of net assets.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $37,473,882 of which $52,054,210 related to appreciated investment securities and $14,580,328 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified	22.0
Office	11.7
Regional Malls	11.2
Multifamily	9.4
Retail	9.2
Real Estate Services	6.6
Industrial	5.6
Shopping Centers	5.6
Health Care	5.1
Hotel	3.6
Self Storage	3.5
Office & Industrial	2.9
Money Market Investment	1.3
Residential	.8
Specialty	.9
Freestanding	.6
100.0

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
8/1/2013 a	1,500,000	1,362,750	1,348,278	(14,472)

Counterparty:

a	Northern Trust

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	293,832,815	-	-	293,832,815
Equity Securities - Foreign Common Stocks+	325,118,310	-	-	325,118,310
Mutual Funds	7,960,000	-	-	7,960,000
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(14,472)	-	(14,472)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized depreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
July 31, 2013 (Unaudited)

Common Stocks--94.2%	Shares		Value ($)
Automobiles & Components--7.8%
Chongqing Changan Automobile, Cl.
B	12,343,500		13,973,894
Xinchen China Power Holdings	13,900,000		4,928,697
Xingda International Holdings	14,611,000		7,027,055
			25,929,646
Banks--3.5%
BOC Hong Kong Holdings	3,700,000		11,616,767
Capital Goods--13.1%
AviChina Industry & Technology,
Cl. H	29,400,000		15,731,858
China State Construction
International Holdings	11,566,000		18,432,585
L.K. Technology Holdings	46,017,500		6,526,800
Zhuzhou CSR Times Electric, Cl. H	968,000		2,564,908
			43,256,151
Diversified Financials--3.5%
Far East Horizon	17,922,000		11,669,774
Energy--3.9%
SPT Energy Group	21,508,000		12,784,553
Health Care Equipment & Services--1.0%
Biosensors International Group	4,000,000		3,273,400
Insurance--9.3%
AIA Group	4,550,000		21,560,227
China Taiping Insurance Holdings	6,725,000	a	9,347,504
			30,907,731
Materials--1.1%
CPMC Holdings	5,586,000		3,637,281
Pharmaceuticals, Biotech & Life Sciences--5.1%
China Medical System Holdings	18,909,000		17,066,765
Real Estate--5.5%
China Merchants Property
Development, Cl. B	1,120,000		3,334,468
China Resources Land	3,584,000		9,843,107
Yuexiu Real Estate Investment
Trust	9,600,000		5,000,774
			18,178,349
Retailing--4.2%
Baoxin Auto Group	11,090,500		8,150,994
China ZhengTong Auto Services
Holdings	11,535,000	a	5,696,406
			13,847,400
Semiconductors & Semiconductor Equipment--4.9%
MediaTek	1,360,000		16,327,347
Software & Services--18.9%
Kingsoft	5,750,000		9,905,101
Qihoo 360 Technology, ADR	244,754	a	15,923,695
Tencent Holdings	487,000		22,090,696
Youku Tudou, ADR	660,000	a	14,638,800
			62,558,292

Technology Hardware & Equipment--7.3%
AAC Technologies Holdings	1,490,000		6,935,505
Asustek Computer	534,000		4,665,699
Sunny Optical Technology Group	12,611,000		12,618,155
			24,219,359
Transportation--1.8%
Guangshen Railway, Cl. H	13,276,000		5,888,576
Utilities--3.3%
Guangdong Investment	13,692,000		11,086,926
Total Common Stocks
(cost $263,219,824)			312,248,317
	Number of
Participation Notes--5.8%	Participation Notes		Value ($)
Diversified Financials--2.8%
CITIC Securities, Cl. A (12/16/13)	5,379,552	a,b	9,348,048
Food, Beverage & Tobacco--1.8%
Kweichow Moutai, Cl. A (8/20/13)	219,500	a,b	6,034,648
Real Estate--1.2%
China Vanke, Cl. A (1/22/15)	2,400,000	a,b	3,727,920
Total Participation Notes
(cost $22,637,971)			19,110,616

Other Investment--.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $142,000)	142,000	[c]	142,000
Total Investments (cost $285,999,795)	100.0%		331,500,933
Liabilities, Less Cash and Receivables	(.0%)		(72,438)
Net Assets	100.0%		331,428,495

ADR - American Depository Receipts

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities were valued at $19,110,616 or 5.8% of net assets.
c Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $45,501,138 of which $70,652,007 related to appreciated investment securities and $25,150,869 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.9
Capital Goods	13.1
Insurance	9.3
Automobiles & Components	7.8
Technology Hardware & Equipment	7.3
Real Estate	6.7
Diversified Financials	6.3
Pharmaceuticals, Biotech & Life Sciences	5.1
Semiconductors & Semiconductor Equipment	4.9
Retailing	4.2
Energy	3.9
Banks	3.5
Utilities	3.3
Food, Beverage & Tobacco	1.8
Transportation	1.8
Materials	1.1

Health Care Equipment & Services	1.0
Money Market Investment	.0
100.0

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	312,248,317	-	-	312,248,317
Mutual Funds	142,000	-	-	142,000
Participation Notes+	19,110,616	-	-	19,110,616

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus India Fund
July 31, 2013 (Unaudited)

Common Stocks--101.0%	Shares		Value ($)
Automobiles & Components--9.2%
Tata Motors	30,000		143,327
Banks--17.2%
Canara Bank	16,000		72,073
IDBI Bank	25,000		26,766
Punjab & Sind Bank	70,000		54,971
State Bank of India	1,100		30,906
UCO Bank	85,000		83,945
			268,661
Capital Goods--16.7%
BEML	13,000		30,669
Ingersoll-Rand India	15,000		83,998
Jaiprakash Associates	56,000		33,293
Larsen & Toubro	3,000		41,797
NCC	115,000		43,500
Simplex Infrastructures	28,000		28,113
			261,370
Consumer Durables & Apparel--1.1%
S. Kumars Nationwide	322,388	a	16,966
Diversified Financials--5.1%
IFCI	223,729	a	80,580
Food, Beverage & Tobacco--7.8%
Balrampur Chini Mills	40,000		23,880
Dhampur Sugar Mills	80,000		42,760
Nestle India	349		30,383
Tilaknagar Industries	30,526		24,223
			121,246
Insurance--6.7%
Reliance Capital	18,500		104,389
Media--13.5%
Hinduja Ventures	13,861		77,620
Network 18 Media & Investments	111,111	a	52,170
Prime Focus	100,000	a	50,078
TV18 Broadcast	111,111	a	32,070
			211,938
Pharmaceuticals, Biotech & Life Sciences--1.6%
Parabolic Drugs	350,000		25,039
Telecommunication Services--11.8%
OnMobile Global	50,000		16,240
Reliance Communications	53,875	a	123,690
SITI Cable Network	99,052	a	27,530
Tulip Telecom	142,343	a	17,206
			184,666

Utilities--10.3%
Reliance Infrastructure	16,000		89,861
Reliance Power	60,000	a	72,033
			161,894
Total Investments (cost $2,853,070)	101.0%		1,580,076
Liabilities, Less Cash and Receivables	(1.0%)		(15,685)
Net Assets	100.0%		1,564,391

a	Non-income producing security.

At July 31, 2013, net unrealized depreciated on investments was $1,272,994 of which $15,507 related to appreciated investment se and $1,288,501 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purpos was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	17.2
Capital Goods	16.7
Media	13.5
Telecommunication Services	11.8
Utilities	10.3
Automobiles & Components	9.2
Food, Beverage & Tobacco	7.8
Insurance	6.7
Diversified Financials	5.1
Pharmaceuticals, Biotech & Life Sciences	1.6
Consumer Durables & Apparel	1.1
101.0

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	1,580,076	-	-	1,580,076

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
July 31, 2013 (Unaudited)

Registered Investment Companies--101.0%	Shares		Value ($)
Dreyfus Emerging Markets Fund, Cl.
I	11,020	a	99,178
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	4,153	a	58,143
Dreyfus Global Absolute Return
Fund, Cl. I	8,480	a,b	104,050
Dreyfus Global Real Estate
Securities Fund, Cl. I	8,210	a	68,225
Dreyfus Inflation Adjusted
Securities Fund, Cl. I	4,507	a	57,692
Dreyfus International Bond Fund,
Cl. I	4,584	a	75,813
Dreyfus Natural Resources Fund,
Cl. I	4,119	a	120,813

Total Investments (cost $534,409)	101.0%		583,914
Liabilities, Less Cash and Receivables	(1.0%)		(5,704)
Net Assets	100.0%		578,210

a	Investment in affiliated mutual fund
b	Non-income producing security.

At July 31, 2013, net unrealized appreciation on investments was $49,505 of which $59,408 related to appreciated investment securities and $9,903 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	70.1
Mutual Funds: Domestic	30.9
101.0

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	583,914	-	-	583,914

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)